Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating revenues
Time charter revenues	$ 26,843	$ 66,313	$ 144,617
Bareboat charter revenues	24,009	33,373	47,101
Voyage charter revenues	440,584	452,890	510,808
Other income	25,754	25,785	20,969
Total operating revenues	517,190	578,361	723,495
Gain (loss) on sale of assets and amortization of deferred gains	23,558	34,759	(280,803)
Operating expenses
Voyage expenses and commission	299,741	269,845	291,524
Ship operating expenses	109,872	118,381	159,132
Contingent rental (income) expense	(7,761)	22,456	0
Charter hire expenses	4,176	37,461	65,601
Administrative expenses	31,628	33,906	35,886
Impaired Assets to be Disposed of by Method Other than Sale, Amount of Impairment Loss, Continuing Operations	103,724	4,726	121,443
Depreciation, Continuing Operations	99,802	107,437	175,890
Total operating expenses	641,182	594,212	849,476
Net operating (loss) income	(100,434)	18,908	(406,784)
Other income (expenses)
Interest income	83	130	3,958
Interest expense	(90,718)	(94,089)	(136,042)
Equity gains (losses) of unconsolidated subsidiaries and associated companies	13,539	(4)	(600)
Foreign currency exchange (loss) gain	(92)	84	106
Mark to market (loss) gain on derivatives	585	1,725	(390)
Loss on sale of securities	0	0	(3,355)
Gain on redemption of debt	0	4,600	0
Debt conversion expense	(12,654)	0	0
Dividends received, net	86	134	113
Other non-operating items, net	1,181	1,110	12,005
Net other expenses	(89,160)	(89,760)	(123,425)
Net loss before income taxes and noncontrolling interest	(189,594)	(70,852)	(530,209)
Income tax expense	(284)	(379)	(532)
Net loss from continuing operations	(189,878)	(71,231)	(530,741)
Net (loss) income from discontinued operations	(1,204)	(12,544)	1,731
Net loss	(191,082)	(83,775)	(529,010)
Net loss (income) attributable to noncontrolling interest	2,573	1,021	(591)
Net loss attributable to Frontline Ltd.	$ (188,509)	$ (82,754)	$ (529,601)
(Loss) earnings per share attributable to Frontline Ltd. stockholders:
Basic and diluted loss per share from continuing operations, excluding loss attributable to noncontrolling interest ($)	$ (2.35)	$ (0.90)	$ (6.82)
Basic and diluted (loss) earnings per share from discontinued operations ($)	$ (0.01)	$ (0.16)	$ 0.02
Basic and diluted loss per share attributable to Frontline Ltd. ($)	$ (2.36)	$ (1.06)	$ (6.80)
Weighted average shares outstanding, basic and diluted (in 000's)	79,751	77,859	77,859
Cash dividends per share declared	$ 0.00	$ 0.00	$ 0.22